Net Loss per Share - Calculation of Basic and Diluted EPS for Common Stock (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Table] [Line Items]
Net loss	$ (11,403)	$ (19,058)	$ (20,007)	$ (21,212)	$ (19,643)	$ (19,684)	$ (20,199)	$ (21,776)	$ (24,281)	$ (49,450)	$ (60,862)	$ (79,920)	$ (85,940)	$ (62,182)
Weighted-average shares used to compute basic and diluted net loss per share	103,147		94,409							99,734	93,343	93,753	74,381	9,895
Basic and diluted net loss per share (in usd per share)	$ (0.11)	$ (0.20)	$ (0.21)	$ (0.23)	$ (0.21)	$ (0.22)	$ (0.23)	$ (0.24)	$ (0.90)	$ (0.50)	$ (0.65)	$ (0.85)	$ (1.16)	$ (6.28)
Class A [Member]
Schedule of Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Table] [Line Items]
Net loss	$ (6,011)		$ (11,584)							$ (27,002)	$ (37,207)	$ (48,116)	$ (67,655)	$ (62,182)
Weighted-average shares used to compute basic and diluted net loss per share	54,376		54,664							54,460	57,063	56,444	58,555	9,895
Basic and diluted net loss per share (in usd per share)	$ (0.11)		$ (0.21)							$ (0.50)	$ (0.65)	$ (0.85)	$ (1.16)	$ (6.28)
Class B [Member]
Schedule of Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Table] [Line Items]
Net loss	$ (5,392)		$ (8,423)							$ (22,448)	$ (23,655)	$ (31,804)	$ (18,285)
Weighted-average shares used to compute basic and diluted net loss per share	48,771		39,745							45,274	36,280	37,309	15,826
Basic and diluted net loss per share (in usd per share)	$ (0.11)		$ (0.21)							$ (0.50)	$ (0.65)	$ (0.85)	$ (1.16)